Noncontrolling Interest	9 Months Ended
Sep. 30, 2012
Noncontrolling Interest

(6) Noncontrolling Interest

Prior to the completion of the Company’s initial public offering, Eloqua, Inc. held the majority voting interest of its subsidiary, Eloqua Corporation. Eloqua Corporation had outstanding certain common stock (exchangeable common stock) held by parties other than Eloqua, Inc. Eloqua Corporation’s exchangeable common stock was convertible into shares of Eloqua, Inc. common stock, at any time, at the option of the holder. In connection with the closing of the offering, all outstanding exchangeable common shares (3,577,554 shares) were converted into an equivalent number of shares of the Eloqua, Inc. common stock.

The exchangeable common stock, by its terms, entitled their holders to rights to receive dividends, rights on liquidation, voting rights, and other rights economically equivalent to the Eloqua, Inc. common stock. However, in legal form, the exchangeable common stock represented shares of the Company’s subsidiary, Eloqua Corporation. Accordingly, the Company had classified the exchangeable common stock as a noncontrolling interest on the consolidated balance sheets, based on the provisions of FASB Statement No. 160 (FASB ASC Topic 810-10, Consolidation). In connection with the conversion of the exchangeable common stock into shares of Eloqua, Inc., the remaining noncontrolling interest on the consolidated balance sheets was reclassified into equity of Eloqua, Inc., and the noncontrolling interest ceased to exist.